Fair Value, Liabilities Measured on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 1	$ 3,719
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 3	(3,719)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 4	$ 0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 1		$ 1,156,386
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 2		(1,118,492)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 3		(34,175)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 4		$ 3,719
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 1			$ 0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 2			4,982,694
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 3			(9,484,295)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 4			5,657,987
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 5			$ 1,156,386